DERIVATIVE LIABILITIES - Derivative Liabilities based on change in Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance at Beginning of Year	$ 7,365,000
Derivative Liability Incurred Upon Issuance of convertible Debt	182,000	$ 7,113,337
Change in Fair Value	(825,000)	251,663
Reclassed to Equity Upon Conversion of Debt	(6,722,000)
Balance at End of Year	7,365,000	$ 7,365,000
Extinguishment of debt	$ 0